Notes Payable - Earliest Interest Rate Reset Date of Borrowings Outstanding (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Short-term and Long-term Borrowings [Line Items]
Due within one year	$ 7,338,781,000	$ 6,567,366,000
Due within one year, Weighted Average Interest Rate	0.64%	0.30%
Long-term Debt, Maturities, Repayments of Principal in Year Two	1,411,140,000	1,679,364,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,290,629,000	1,128,413,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	528,322,000	863,799,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	675,968,000	616,187,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	1,095,110,000	746,976,000
Long-term Debt, Weighted Average Interest Rate	1.60%	1.99%
Total notes payable	12,339,950,000	11,602,105,000
Total notes payable, Weighted Average Interest Rate	1.03%	1.03%
Meduim Term Notes Called During the Period	400,000,000	800,000,000
Due within one year [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Due within one year	8,439,610,000
Due within one year, Weighted Average Interest Rate	0.68%
Due year two [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two	1,027,216,000
Long-term Debt, Weighted Average Interest Rate	1.45%
Due year three [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,029,753,000
Long-term Debt, Weighted Average Interest Rate	1.56%
Due year four [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Four	459,386,000
Long-term Debt, Weighted Average Interest Rate	1.29%
Due year five [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Five	532,076,000
Long-term Debt, Weighted Average Interest Rate	1.38%
Due after five years [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 851,909,000
Long-term Debt, Weighted Average Interest Rate	2.95%